SIGNIFICANT ACCOUNTING POLICIES - Intangible Assets (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ARS ($)	Dec. 31, 2019 ARS ($)
Significant accounting policies
Impairment of Intangible assets	$ 448	$ 568
Other fixed assets impairment			$ 866
Net of reversal	169
Argentinas
Significant accounting policies
Impairment of goodwill	89
Abroad
Significant accounting policies
Impairment of goodwill	$ 578
Minimum
Significant accounting policies
Average useful life of leased assets	1 year
Maximum
Significant accounting policies
Average useful life of leased assets	6 years
Incremental Costs from the Acquisition of Contracts
Significant accounting policies
Average period for amortization	2 years
3G/4G licenses
Significant accounting policies
Average period for amortization	180 months
Nucleo's licenses - PCS
Significant accounting policies
Average period for amortization	60 months
Nucleo's licenses - 700 MHz-band spectrum
Significant accounting policies
Average period for amortization	10 years
Nucleo's Internet And Data Transmission
Significant accounting policies
Average period for amortization	5 years
Fixed-telephony customers
Significant accounting policies
Amortized over the estimated term	10 years
Spectrum
Significant accounting policies
Impairment of Intangible assets			$ 4,403
Other Exclusivity Rights, Rights of Use | Minimum
Significant accounting policies
Average period for amortization	2 years
Other Exclusivity Rights, Rights of Use | Maximum
Significant accounting policies
Average period for amortization	28 years
Argentina | Mobile telephony customers
Significant accounting policies
Amortized over the estimated term	6 years
Paraguay | Mobile telephony customers
Significant accounting policies
Amortized over the estimated term	5 years